Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Central Index Key	0001104631
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	Apr 30, 2013

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Strategic Value Fund

Supplement dated May 16, 2013 to the
Prospectus and Summary Prospectus dated April 30, 2013

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and Summary Prospectus and is in addition to any existing supplement to the Fund’s Prospectus and Summary Prospectus.

Effective as of May 16, 2013, Prudential Investments LLC, which serves as the investment manager of the Fund, has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through June 30, 2014.

To reflect the implementation of the expense cap, the table entitled “Annual Fund Operating Expenses” is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management Fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
+ Other Expenses	0.47%	0.47%	0.47%	0.47%
= Total Annual Fund Operating Expenses	1.57%	2.27%	2.27%	1.27%
- Fee Waiver or Expense Reimbursement	(0.17)%	(0.12)%	(0.12)%	(0.12)%
= Net Annual Fund Operating Expenses	1.40%	2.15%	2.15%	1.15%

To further reflect the implementation of the expense cap, the “Example” table and accompanying footnote are deleted in their entirety and the following new table and footnotes are substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,003	$1,343	$2,301	$685	$1,003	$1,343	$2,301
Class B	$718	$998	$1,304	$2,338	$218	$698	$1,204	$2,338
Class C	$318	$698	$1,204	$2,596	$218	$698	$1,204	$2,596
Class Z	$117	$391	$685	$1,523	$117	$391	$685	$1,523

° For the period ending June 30, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Trustees.

° For the period ending June 30, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund’s Board of Trustees.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	pip03_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Strategic Value Fund

Supplement dated May 16, 2013 to the
Prospectus and Summary Prospectus dated April 30, 2013

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and Summary Prospectus and is in addition to any existing supplement to the Fund’s Prospectus and Summary Prospectus.

Effective as of May 16, 2013, Prudential Investments LLC, which serves as the investment manager of the Fund, has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through June 30, 2014.

To reflect the implementation of the expense cap, the table entitled “Annual Fund Operating Expenses” is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management Fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
+ Other Expenses	0.47%	0.47%	0.47%	0.47%
= Total Annual Fund Operating Expenses	1.57%	2.27%	2.27%	1.27%
- Fee Waiver or Expense Reimbursement	(0.17)%	(0.12)%	(0.12)%	(0.12)%
= Net Annual Fund Operating Expenses	1.40%	2.15%	2.15%	1.15%

To further reflect the implementation of the expense cap, the “Example” table and accompanying footnote are deleted in their entirety and the following new table and footnotes are substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,003	$1,343	$2,301	$685	$1,003	$1,343	$2,301
Class B	$718	$998	$1,304	$2,338	$218	$698	$1,204	$2,338
Class C	$318	$698	$1,204	$2,596	$218	$698	$1,204	$2,596
Class Z	$117	$391	$685	$1,523	$117	$391	$685	$1,523

° For the period ending June 30, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Trustees.

° For the period ending June 30, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund’s Board of Trustees.

PRUDENTIAL STRATEGIC VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip03_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Strategic Value Fund

Supplement dated May 16, 2013 to the
Prospectus and Summary Prospectus dated April 30, 2013

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and Summary Prospectus and is in addition to any existing supplement to the Fund’s Prospectus and Summary Prospectus.

Effective as of May 16, 2013, Prudential Investments LLC, which serves as the investment manager of the Fund, has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through June 30, 2014.

To reflect the implementation of the expense cap, the table entitled “Annual Fund Operating Expenses” is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management Fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
+ Other Expenses	0.47%	0.47%	0.47%	0.47%
= Total Annual Fund Operating Expenses	1.57%	2.27%	2.27%	1.27%
- Fee Waiver or Expense Reimbursement	(0.17)%	(0.12)%	(0.12)%	(0.12)%
= Net Annual Fund Operating Expenses	1.40%	2.15%	2.15%	1.15%

To further reflect the implementation of the expense cap, the “Example” table and accompanying footnote are deleted in their entirety and the following new table and footnotes are substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,003	$1,343	$2,301	$685	$1,003	$1,343	$2,301
Class B	$718	$998	$1,304	$2,338	$218	$698	$1,204	$2,338
Class C	$318	$698	$1,204	$2,596	$218	$698	$1,204	$2,596
Class Z	$117	$391	$685	$1,523	$117	$391	$685	$1,523

° For the period ending June 30, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Trustees.

° For the period ending June 30, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund’s Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° For the period ending June 30, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Trustees.
		° For the period ending June 30, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund's annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to June 30, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Trustees.
PRUDENTIAL STRATEGIC VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other Expenses	rr_OtherExpensesOverAssets	0.47%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	1,003
5 Years	rr_ExpenseExampleYear05	1,343
10 Years	rr_ExpenseExampleYear10	2,301
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,003
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,343
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,301
PRUDENTIAL STRATEGIC VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.47%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,304
10 Years	rr_ExpenseExampleYear10	2,338
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	698
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
PRUDENTIAL STRATEGIC VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.47%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	698
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	2,596
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	698
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,596
PRUDENTIAL STRATEGIC VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.47%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	391
5 Years	rr_ExpenseExampleNoRedemptionYear05	685
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	May 16, 2013